Goldman Sachs International Small Cap Insights Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs International Small Cap Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	1,975
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,074
Expense Example, with Redemption, 10 Years	2,324
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,092
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,221
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,081